Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Accumulated deficit	Accumulated other comprehensive loss, net of tax	Non-controlling interests
Beginning balance at Dec. 31, 2020	$ 575,332	$ 802,264	$ (328,380)	$ (647)	$ 102,095
Exercise of options and warrants	6,947	6,947
Equity-based compensation	28,215	28,215
Employee taxes withheld on certain share-based payment arrangements	11,458	11,458
Income tax reserve	311		311
Payable pursuant to tax receivable agreements	(1,803)	(1,803)
Tax benefit from shareholder redemptions	1,983	1,983
Equity issued related to acquisitions	380,452	380,452
Private placement issuance, net of costs	123,469	123,469
Equity issuances	15,521	15,521
Distributions to non-controlling interest holders	(47,708)	25,877	(1,985)		(71,600)
Cresco LLC shares redeemed	0	203,332	(192,256)		(11,076)
Foreign currency translation	393			393
Net income (loss)	(296,834)		(319,597)		22,763
Ending balance at Dec. 31, 2021	797,736	1,597,715	(841,907)	(254)	42,182
Exercise of options and warrants	698	698
Equity-based compensation	23,761	23,761
Employee taxes withheld on certain share-based payment arrangements	(427)	(427)
Income tax reserve	155		155
Payable pursuant to tax receivable agreements	597	597
Tax benefit from shareholder redemptions	(1,239)	(1,239)
Equity issued related to acquisitions	34,708	34,708
Distributions to non-controlling interest holders	(51,324)	31,379	(5,230)		(77,473)
Cresco LLC shares redeemed	0	17,438	(17,169)		(269)
Foreign currency translation	(1,139)			(1,139)
Net income (loss)	(215,843)		(212,047)		(3,796)
Ending balance at Dec. 31, 2022	$ 587,683	$ 1,704,630	$ (1,076,198)	$ (1,393)	$ (39,356)